Deferred Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)
Movement in Deferred Revenue [Roll Forward]
Deferred revenue - beginning of year	¥ 0
Additions	384,116	¥ 0	$ 0
Recognition	(82,342)	0	0
Deferred revenue - end of year	¥ 301,774	¥ 0	$ 0